CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net income	¥ 5,115	$ 731	¥ 3,102	¥ 4,131
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	420	60	322	143
Depreciation and amortization	1,257	180	1,332	1,414
Amortization of issuance cost of convertible senior notes and upfront fee on bank borrowings			5	34
Deferred income taxes	147	21	113	29
Credit loss	(18)	(3)	3	89
Impairment loss	242	35	537	516
Loss from equity method investments, net of dividends	81	12	97	72
Foreign currency exchange (gain) loss	(566)	(81)	263	(119)
Investment income	(98)	(14)	(13)	(806)
Noncash lease expense	2,233	319	2,300	2,163
Others	(131)	(18)	23	48
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	117	17	(95)	296
Salary and welfare payables	(38)	(5)	121	402
Deferred revenue	231	33	467	576
Accrued expenses and other current liabilities	936	134	752	1,133
Operating lease liabilities	(2,383)	(341)	(2,453)	(2,548)
Income tax payable	378	53	251	62
Other long-term liabilities	435	62	382	84
Others, net	21	3	9	(45)
Net cash provided by operating activities	8,379	1,198	7,518	7,674
Investing activities:
Purchases of property and equipment	(828)	(119)	(883)	(894)
Purchases of intangible asset	(10)	(1)	(15)	(7)
Purchases of investments	(8,134)	(1,163)	(4,017)	(3,509)
Proceeds from maturity/sale and return of investments	7,777	1,112	2,563	2,972
Origination of loan receivables	(69)	(10)	(178)	(226)
Collection of loan receivables	153	22	217	137
Other investing activities	69	10	74	50
Net cash used in investing activities	(1,042)	(149)	(2,239)	(1,477)
Financing activities:
Proceeds from issuance of ordinary shares				1,973
Net proceeds from issuance of ordinary shares upon exercise of options	38	5
Payment of repurchases of ordinary shares	(783)	(112)	(1,172)	(848)
Proceeds from short-term debt	3,595	514	77	745
Repayment of short-term debt	(2,272)	(325)	(367)	(3,436)
Proceeds from long-term debt			490	350
Repayment of long-term debt	(850)	(122)	(140)	(2,336)
Proceeds from long-term finance liabilities	28	4	72	74
Repayment of long-term finance liabilities	(66)	(9)	(73)	(66)
Dividends paid	(3,907)	(559)	(3,480)
Principal payments of finance lease	(57)	(8)	(65)	(82)
Purchase of prepaid put option			(710)
Other financing activities	(32)	(4)	(136)	(94)
Net cash used in financing activities	(4,306)	(616)	(5,504)	(3,720)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(30)	(4)	30	164
Net increase (decrease) in cash, cash equivalents and restricted cash, including cash and cash equivalents classified within assets held for sale	3,001	429	(195)	2,641
Less: net increase (decrease) in cash and cash equivalents classified within assets held for sale	(7)	(1)	(9)	17
Cash, cash equivalents and restricted cash at the beginning of the year	7,524	1,076	7,710	5,086
Cash, cash equivalents and restricted cash at the end of the year	10,532	1,506	7,524	7,710
Cash and cash equivalents	10,386		7,474	6,946
Restricted cash	146		50	764
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	10,532		7,524	7,710
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	169	24	166	263
Income taxes paid	1,632	233	1,310	1,127
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	¥ 336	$ 48	¥ 437	¥ 477